Fair Value of Financial Instruments (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
FAIR VALUE OF FINANCIAL INSTRUMENTS [ABSTRACT]
Cash and cash equivalents - Book Value	$ 40,577	$ 24,047	$ 79,749
Cash and cash equivalents - Fair Value	40,577	24,047
Restricted cash - Book Value	402	5,886
Restricted cash - Fair Value	402	5,886
Loans receivable from affiliates - Book Value	11,861	11,706
Loans receivable from affiliates - Fair Value	11,861	11,706
Amounts due from related parties, long-term - Book Value	44,009	34,891
Amounts due from related parties, long-term - Fair Value	44,009	34,891
Amounts due from related parties, short-term - Book Value	11,735	10,545
Amounts due from related parties, short-term - Fair Value	11,735	10,545
Term Loan B facility, net - Book Value	(416,920)	(425,144)
Term Loan B facility, net - Fair Value	(430,542)	(441,471)
Other long-term debt, net - Book Value	(77,542)	(68,319)
Other long-term debt, net - Fair Value	(78,205)	(69,161)
Notes receivable, net of current portion - Book Value	13,760	15,897
Notes receivable, net of current portion - Fair Value	13,760	15,897
Receivable from affiliates - Book Value	4,386	4,253
Receivable from affiliates - Fair Value	$ 4,386	$ 4,253